Consolidating financial information - Cash flow statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidating financial information
Net cash flows from operating activities	£ 38,741	£ (3,650)	£ 918
Net cash flows from investing activities	(6,482)	(4,359)	(4,866)
Net cash flows from financing activities	(8,208)	(5,107)	(940)
Effects of exchange rate changes on cash and cash equivalents	(16)	8,094	576
Net cash outflow	24,035	(5,022)	(4,312)
Cash and cash equivalents at 1 January	98,570	103,592	107,904
Cash and cash equivalents at 31 December	£ 122,605	98,570	103,592
Ownership percentage of trust (as a percent)	100.00%
Inter segment/consolidation adjustments
Consolidating financial information
Net cash flows from operating activities	£ 2,724	2,506	(13,995)
Net cash flows from investing activities	(4,238)	(440)	802
Net cash flows from financing activities	4,718	11,839	691
Effects of exchange rate changes on cash and cash equivalents	1,013	(3,604)	(341)
Net cash outflow	4,217	10,301	(12,843)
Cash and cash equivalents at 1 January	(91,129)	(101,430)	(88,587)
Cash and cash equivalents at 31 December	(86,912)	(91,129)	(101,430)
RBSG plc
Consolidating financial information
Net cash flows from operating activities	4,973	(3,026)	3,593
Net cash flows from investing activities	(2,078)	2,538	(183)
Net cash flows from financing activities	(3,831)	(1,445)	(1,518)
Effects of exchange rate changes on cash and cash equivalents	(14)	122	9
Net cash outflow	(950)	(1,811)	1,901
Cash and cash equivalents at 1 January	1,195	3,006	1,105
Cash and cash equivalents at 31 December	245	1,195	3,006
RBS plc
Consolidating financial information
Net cash flows from operating activities	(74,357)	3,098	5,488
Net cash flows from investing activities	(2,077)	(4,495)	2,456
Net cash flows from financing activities	(9,668)	(13,459)	(3,276)
Effects of exchange rate changes on cash and cash equivalents	87	7,316	575
Net cash outflow	(86,015)	(7,540)	5,243
Cash and cash equivalents at 1 January	99,073	106,613	101,370
Cash and cash equivalents at 31 December	13,058	99,073	106,613
Subsidiaries
Consolidating financial information
Net cash flows from operating activities	105,401	(6,228)	5,832
Net cash flows from investing activities	1,911	(1,962)	(7,941)
Net cash flows from financing activities	573	(2,042)	3,163
Effects of exchange rate changes on cash and cash equivalents	(1,102)	4,260	333
Net cash outflow	106,783	(5,972)	1,387
Cash and cash equivalents at 1 January	89,431	95,403	94,016
Cash and cash equivalents at 31 December	£ 196,214	£ 89,431	£ 95,403